Note 13: Restructuring and Other Costs (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	$ 614
Restructuring Charges Continuing Operations	590
Restructuring Charges Discontinued Operations	24
Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Settled	(256)
Restructuring Reserve Ending Balance	339
Restructuring Charges	576
Restructuring And Other Costs Expected Cost	681
Restructuring And Other Costs Incurred Cost	(576)
Restructuring And Other Costs Remaining Expected Cost	105
Restructuring Reserve Assumed	19
Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	154
Restructuring Reserve Settled	(165)
Restructuring Reserve Ending Balance	42	154
Restructuring Charges	53
Restructuring And Other Costs Expected Cost	368
Restructuring And Other Costs Incurred Cost	(53)	(286)
Restructuring And Other Costs Remaining Expected Cost	29
Otis [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	164
Otis [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	164
Restructuring And Other Costs Incurred Cost	(146)
Restructuring And Other Costs Remaining Expected Cost	18
Otis [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	104
Restructuring And Other Costs Incurred Cost	(19)	(76)
Restructuring And Other Costs Remaining Expected Cost	9
UTC Climate, Controls and Security [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	143
UTC Climate, Controls and Security [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	164
Restructuring And Other Costs Incurred Cost	(123)
Restructuring And Other Costs Remaining Expected Cost	41
UTC Climate, Controls and Security [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	119
Restructuring And Other Costs Incurred Cost	(25)	(93)
Restructuring And Other Costs Remaining Expected Cost	1
Pratt and Whitney [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	96
Pratt and Whitney [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	103
Restructuring And Other Costs Incurred Cost	(94)
Restructuring And Other Costs Remaining Expected Cost	9
Pratt and Whitney [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	47
Restructuring And Other Costs Incurred Cost	(3)	(37)
Restructuring And Other Costs Remaining Expected Cost	7
UTC Aerospace Systems [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	115
UTC Aerospace Systems [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	155
Restructuring And Other Costs Incurred Cost	(121)
Restructuring And Other Costs Remaining Expected Cost	34
UTC Aerospace Systems [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	8
Restructuring And Other Costs Incurred Cost	0	(8)
Restructuring And Other Costs Remaining Expected Cost	0
Sikorsky [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	53
Sikorsky [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	50
Restructuring And Other Costs Incurred Cost	(47)
Restructuring And Other Costs Remaining Expected Cost	3
Sikorsky [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	66
Restructuring And Other Costs Incurred Cost	(5)	(51)
Restructuring And Other Costs Remaining Expected Cost	10
Eliminations and other [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	19
Eliminations and other [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	19
Restructuring And Other Costs Incurred Cost	(19)
Restructuring And Other Costs Remaining Expected Cost	0
Segment, Discontinued Operations [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	26
Restructuring And Other Costs Incurred Cost	(26)
Restructuring And Other Costs Remaining Expected Cost	0
Segment, Discontinued Operations [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Expected Cost	24
Restructuring And Other Costs Incurred Cost	(1)	(21)
Restructuring And Other Costs Remaining Expected Cost	2
Cost Of Sales [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	340
Cost Of Sales [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(313)
Cost Of Sales [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(33)
Selling General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	249
Selling General and Administrative [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(236)
Selling General and Administrative [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(19)
Other Income Net [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	1
Other Income Net [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	(1)
Other Income Net [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring And Other Costs Incurred Cost	0
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	24
Restructuring And Other Costs Incurred Cost	(26)	(1)
Employee Severance [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Settled	(182)
Restructuring Reserve Ending Balance	289
Restructuring Charges	452
Restructuring And Other Costs Expected Cost	475
Restructuring And Other Costs Incurred Cost	(452)
Restructuring And Other Costs Remaining Expected Cost	23
Restructuring Reserve Assumed	19
Employee Severance [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	144
Restructuring Reserve Settled	(138)
Restructuring Reserve Ending Balance	36	144
Restructuring Charges	30
Restructuring And Other Costs Expected Cost	296
Restructuring And Other Costs Incurred Cost	(30)	(259)
Restructuring And Other Costs Remaining Expected Cost	7
Asset Write Downs [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Settled	(14)
Restructuring Reserve Ending Balance	0
Restructuring Charges	14
Restructuring And Other Costs Expected Cost	14
Restructuring And Other Costs Incurred Cost	(14)
Restructuring And Other Costs Remaining Expected Cost	0
Restructuring Reserve Assumed	0
Asset Write Downs [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	0
Restructuring Reserve Settled	(1)
Restructuring Reserve Ending Balance	0	0
Restructuring Charges	1
Restructuring And Other Costs Expected Cost	5
Restructuring And Other Costs Incurred Cost	(1)	(4)
Restructuring And Other Costs Remaining Expected Cost	0
Facility Exit [Member] | Current Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Settled	(60)
Restructuring Reserve Ending Balance	50
Restructuring Charges	110
Restructuring And Other Costs Expected Cost	192
Restructuring And Other Costs Incurred Cost	(110)
Restructuring And Other Costs Remaining Expected Cost	82
Restructuring Reserve Assumed	0
Facility Exit [Member] | Prior Year Actions [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve Beginning Balance	10
Restructuring Reserve Settled	(26)
Restructuring Reserve Ending Balance	6	10
Restructuring Charges	22
Restructuring And Other Costs Expected Cost	67
Restructuring And Other Costs Incurred Cost	(22)	(23)
Restructuring And Other Costs Remaining Expected Cost	$ 22
Restructuring And Other Costs, Current Year Actions [Member]
Restructuring Details [Line Items]
Anticipated Net Workforce Reduction Of Hourly And Salary Employees	approximately 7,000 hourly and salaried employees
Anticipated Net Square Feet Of Facilities To Be Exited	approximately 2.6 million net square feet
Completed Net Workforce Reduction Of Hourly And Salary Employees	approximately 4,000 employees
Completed Net Square Feet Of Facilities Exited	750,000 net square feet
Restructuring And Other Costs, Prior Year Actions [Member]
Restructuring Details [Line Items]
Anticipated Net Workforce Reduction Of Hourly And Salary Employees	4,900
Anticipated Net Square Feet Of Facilities To Be Exited	2 million net square feet
Completed Net Workforce Reduction Of Hourly And Salary Employees	approximately 4,200 employees
Completed Net Square Feet Of Facilities Exited	200,000 net square feet